CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net loss:
From continuing operations	$ (1,759,377)	$ (682,663)
From discontinued operations	(535,480)	(442,902)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of computer and office equipment, fixtures, and furniture	4,596	4,694
Loss on disposal of computer and office equipment, fixtures, and furniture	997	0
Amortization of right-of-use assets	165,731	178,681
Inventory provision included in cost of sales	0	240,312
Inventory loss included in cost of sales	510,298	186,383
Stock-based compensation expense	54,506	318,137
Write off of other receivables	0	30,920
Loss on disposal of a subsidiary	525,063	0
Changes in operating assets and liabilities:
Accounts receivable	(277,223)	(70,611)
Inventories	(110,699)	(182,531)
Prepaid expenses and other current assets	(33,800)	46,058
Accrued expenses and other payables	383,514	(23,447)
Value added and other taxes payable	65,456	0
Cash paid for value added and other tax payable	7,263	0
Net cash used in operating activities	(999,155)	(396,969)
Cash flows from investing activities:
Purchase of computer and office equipment, fixtures, and furniture	(22,369)	0
Cash consideration received from the disposal of a subsidiary	140,500	0
Net cash provided by investing activities	118,131	0
Cash flows from financing activities:
Proceeds from private placement	533,501	234,000
Proceeds from bank loans	1,022,502	567,431
Repayment of bank loans	(427,751)	(402,254)
Payment from related companies	246,831	0
Advances to related companies	(79,320)	(136,135)
Net cash provided by financing activities	1,295,763	263,042
Effect of exchange rate changes on cash	(238,622)	41,056
Net increase/ (decrease) in cash	176,117	(92,871)
Cash at beginning of year	101,719	194,590
Cash at end of year	277,836	101,719
Supplemental information:
Cash paid for income tax	621	11,119
Cash paid for interests	46,723	35,361
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	28,390	37,611
Equity investment consideration received from the disposal of a subsidiary	$ 562,000	$ 0